Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingent liabilities

7. Commitments and contingent liabilities

The Parent entered into an operating lease agreement for its facilities in Israel until June 2020, while maintaining the right to terminate the lease agreement under certain conditions during its term. To secure its obligation under the lease agreement, the Parent provided bank guarantees of $26. The lease expenses for those facilities for the years ended December 31, 2017 and 2016 amounted to $65, and $100, respectively. On August 31, 2017, the Parent terminated the lease and vacated the facilities. The Company paid $16 as a penalty for early termination and the bank guarantee was canceled.

The Subsidiary entered into short-term operating lease agreements for office facilities in New Haven, CT and in Doylestown, PA. The combined lease expenses for those facilities for the year ended December 31, 2016 amounted to $80. The Subsidiary terminated both lease agreements during October 2016.